Securitisations and Covered Bonds	12 Months Ended
Dec. 31, 2022
Disclosure Of Securitisations And Covered Bonds [Abstract]
Securitisations and Covered Bonds
14. SECURITISATIONS AND COVERED BONDS
The information in this Note relates to securitisations and covered bonds for consolidated structured entities, used to obtain funding or collateral. It excludes structured entities relating to credit protection transactions.
The Santander UK group uses structured entities to securitise some of the mortgage and other loans to customers that it originates. The Santander UK group also issues covered bonds, which are guaranteed by, and secured against, a pool of the Santander UK group’s mortgage loans transferred to Abbey Covered Bonds LLP. The Santander UK group issues mortgage-backed securities, other asset-backed securities and covered bonds mainly in order to obtain diverse, low-cost funding, but also to use as collateral for raising funds via third party bilateral secured funding transactions or for liquidity purposes in the future. The Santander UK group has successfully used bilateral secured transactions as an additional form of medium-term funding; this has allowed the Santander UK group to further diversify its medium-term funding investor base.
Loans and advances to customers include portfolios of residential mortgage loans, and receivables derived from credit agreements with retail customers for the purchases of financed vehicles, which are subject to non-recourse finance arrangements. These loans and receivables have been purchased by, or assigned to, structured entities or Abbey Covered Bonds LLP, and have been funded primarily through the issue of mortgage-backed securities, other asset-backed securities or covered bonds. No gain or loss has been recognised as a result of these sales. The structured entities and Abbey Covered Bonds LLP are consolidated as subsidiary undertakings. The Company and its subsidiaries do not own directly, or indirectly, any of the share capital of any of the structured entities.
a) Securitisations
i) Master trust structures
The Santander UK group makes use of master trust structures, whereby a pool of residential mortgage loans is assigned to a trust company by the asset originator. A funding entity acquires a beneficial interest in the pool of assets held by the trust company with funds borrowed from qualifying structured entities, which at the same time issue asset-backed securities to third-party investors or the Santander UK group.
Santander UK plc and its subsidiaries receive payments from the securitisation companies in respect of fees for administering the loans, and payment of deferred consideration for the sale of the loans. Santander UK plc and its subsidiaries have no right or obligation to repurchase any securitised loan, except if certain representations and warranties given by Santander UK plc or its subsidiaries at the time of transfer are breached and, in certain cases, if there is a product switch or further advance, if a securitised loan is in arrears for over two months or if a securitised loan does not comply with regulatory requirements.
ii) Other securitisation structures
The Santander UK group also makes use of auto loan securitisations, whereby a pool of auto loans originated by a member of the Santander UK group is sold to a special purpose vehicle by the asset originator. The special purpose vehicle funds the purchase of the auto loans by issuing asset-backed securities to third-party investors. A proportion of the securities are also retained by members of the Santander UK group. Members of the Santander UK group also receive payments from the special purpose vehicle in respect of fees for administering the auto loans, and payment of deferred consideration for the sale of the auto loans. The seller has no right or obligation to repurchase any securitised loan, except if certain representations and warranties given by the seller at the time of transfer are breached and, in certain cases, if there has been a subsequent variation in the terms of the underlying auto loan not permitted under the sale agreement.
b) Covered bonds
Santander UK plc also issues covered bonds, which are its direct, unsecured and unconditional obligation. The covered bonds benefit from a guarantee from Abbey Covered Bonds LLP. Santander UK plc makes a term advance to Abbey Covered Bonds LLP equal to the sterling proceeds of each issue of covered bonds. Abbey Covered Bonds LLP uses the proceeds of the term advance to purchase portfolios of residential mortgage loans and their security from Santander UK plc. Under the terms of the guarantee, Abbey Covered Bonds LLP has agreed to pay an amount equal to the guaranteed amounts when the same shall become due for payment, but which would otherwise be unpaid by Santander UK plc.
c) Analysis of securitisations and covered bonds
The Santander UK group’s principal securitisation programmes and covered bond programme, together with the balances of the advances subject to securitisation (or for the covered bond programme assigned) and the carrying value of the notes in issue at 31 December 2022 and 2021 are listed below.

	Gross assets		External notes in issue		Notes issued to Santander UK plc/subsidiaries as collateral
	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
- Holmes	1,646	2,294	790	430	176	183
- Fosse	2,028	2,154	100	288	1,365	1,402
	3,674	4,448	890	718	1,541	1,585
Other asset-backed securitisation structures:
- Motor	6	38	7	41	—	—
Total securitisation programmes	3,680	4,486	897	759	1,541	1,585
Covered bond programmes
–Euro 35bn Global Covered Bond Programme	21,304	15,713	15,205	12,760	—	—
Total securitisation and covered bond programmes	24,984	20,199	16,102	13,519	1,541	1,585
The following table sets out the internal and external issuances and redemptions in 2022 and 2021 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	2022	2021	2022	2021	2022	2021	2022	2021
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Mortgage-backed master trust structures:
–Holmes	—	—	0.6	—	0.1	0.2	0.2	0.4
–Fosse	—	—	—	—	—	—	0.2	—
–Langton	—	—	—	—	—	2.4	—	—
Other asset-backed securitisation structures:
–Motor	—	—	—	—	—	0.1	—	0.1
–Auto ABS UK Loans		—		—		0.1		0.1
Covered bond programme	—	—	4.2	—	0.1	—	1.7	6.5
	—	—	4.8	—	0.2	2.8	2.1	7.1
In 2021 all the remaining Langton bonds were redeemed and all the remaining associated mortgages were repurchased by Santander UK plc. There was no gain or loss on redemption.
Redemptions for Auto ABS UK Loans, which were held in PSA Finance UK Limited (PSA), are included up to 30 July 2021, the date on which the Santander UK group sold its entire shareholding in PSA.
Holmes Funding Ltd has a beneficial interest of £0.8bn (2021: £0.5bn) in the residential mortgage loans held by Holmes Trustees Ltd. The remaining share of the beneficial interest in residential mortgage loans held by Holmes Trustees Ltd belongs to Santander UK plc.
Fosse Funding (No.1) Ltd has a beneficial interest of £1.5bn (2021: £1.6bn) in the residential mortgage loans held by Fosse Trustee (UK) Ltd. The remaining share of the beneficial interest in residential mortgage loans held by Fosse Trustee (UK) Ltd belongs to Santander UK plc.
The Holmes securitisation companies have cash deposits of £112m (2021: £60m), which have been accumulated to finance the redemption of a number of securities issued by the Holmes securitisation companies. The share of Holmes Funding Ltd in the trust assets is therefore reduced by this amount.
The Fosse securitisation companies have cash deposits of £108m (2021: £185m), which have been accumulated to finance the redemption of a number of securities issued by Fosse securitisation companies. The share of Fosse Funding (No.1) Ltd’s beneficial interest in the assets held by Fosse Trustee (UK) Ltd is therefore reduced by this amount.